Investments, at Fair Value - Narrative (Details)				1 Months Ended		3 Months Ended					6 Months Ended		12 Months Ended
	Apr. 27, 2022 USD ($)	Apr. 01, 2022 USD ($)	Jul. 17, 2020 USD ($)	Sep. 30, 2023 USD ($) investmentFund underlyingInvestment	Nov. 30, 2021 USD ($)	Sep. 30, 2023 USD ($) investmentFund underlyingInvestment	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) investmentFund underlyingInvestment	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) UNDERLYINGINVESTMENT investmentFund	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 01, 2023 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent of investments not subject to redemption				98.00%		98.00%					98.00%		96.00%
Alternative investment funds | investmentFund				247		247					247		286
Underlying investments				896		896					896		952
Percent of underlying investments in private companies				92.00%		92.00%					92.00%		91.00%
Notational amount of put options		$ 141,300,000	$ 300,000,000
Purchase of put options									$ 0	$ 0	$ 0	$ 7,451,000	$ 7,451,000	$ 0	$ 14,775,000
Proceeds from sale of put options by Ben				$ 1,000,000	$ 1,800,000						968,000	0		1,843,000	0
Recognized loss					$ 12,900,000
Proceeds from equity interest												2,430,000	2,430,000
Investments				457,771,000		$ 457,771,000			674,170,000		457,771,000		497,221,000
Gain (loss) on investment						(42,775,000)	$ (21,037,000)		(56,011,000)	(2,180,000)	(46,236,000)	(33,058,000)	(51,421,000)	31,837,000	(30,670,000)
Noncredit-related portion of net unrealized gains (losses)						(105,000)	9,505,000		110,000	$ 0	4,185,000	7,707,000	11,226,000	(1,436,000)	0
Credit-related portion of other-than-temporary impairment on investment in debt securities						0		$ 0	4,900,000		0	12,600,000	12,600,000	13,700,000
Equity securities without readily determinable fair value				64,500,000		64,500,000			1,200,000		64,500,000		21,600,000
Equity securities, upward adjustment						0						3,300,000	10,800,000
Equity impairment loss						0	0		0		0	0	0	0	0
Notational amount of put options		141,300,000
Noncredit-related portion of net unrealized losses						(105,000)	9,505,000		110,000		4,185,000	7,707,000	11,226,000	(1,436,000)	0
Unrealized net gains						13,694,000					13,694,000
Ben
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities without readily determinable fair value				223,000		223,000			0		223,000		0
CT Risk Management, L.L.C.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Purchase of put options		$ 5,000,000	$ 14,800,000
Proceeds from equity interest	$ 2,400,000
Class A common stock, par value $0.001 per share | GWG Holdings
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock									67,200,000				3,700,000
Class A common stock, par value $0.001 per share | Other Public Companies
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock				4,400,000		4,400,000			2,500,000		4,400,000		8,800,000
Wind Down Trust
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investments				0		0			$ 0		0		4,000,000
Gain (loss) on investment						(700,000)	1,000,000				(3,000,000)	2,700,000	(3,500,000)	$ (5,200,000)	$ (7,800,000)
Wind Down Trust | Ben
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment						(300,000)	$ 700,000				(2,000,000)	$ 2,000,000	$ (2,500,000)
Wind Down Trust | GWG Holdings
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock				$ 22,500,000		$ 22,500,000					$ 22,500,000					$ 17,400,000